STOCK OPTIONS AND CONTRIBUTED SURPLUS (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF STOCK OPTIONS OUTSTANDING

Stock option transactions and the number of stock options outstanding were as follows:

	Number of Options	Historical Weighted average Exercise Price
Balance, January 1, 2022	4,959,617	$4.40
Expired/cancelled	(117,438)	6.02
Exercised	(143,437)	2.85
Granted	2,043,083	3.32
Balance, December 31, 2022	6,741,825	4.10
Expired/cancelled	(182,750)	4.66
Exercised	(245,606)	2.49
Granted	1,002,170	4.11
Balance, September 30, 2023	7,315,639	$4.14

SCHEDULE OF STOCK OPTIONS ASSUMPTIONS

The stock options granted were valued using the Black-Scholes option pricing model using the following assumptions:

Nine Months Ended September 30,	2023	2022

Weighted average exercise price	$4.11	$6.39
Weighted average risk-free interest rate	2.88% - 3.48%	1.80% - 3.5%
Weighted average dividend yield	0%	0%
Weighted average volatility	82.45%	84.74%
Weighted average estimated life	10 years	10 years
Weighted average share price	$4.11	$6.39
Share price on the various grant dates:	$4.05 - $4.63	$4.37 - $6.86
Weighted average fair value	$3.42	$5.41

SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at September 30, 2023 are as follows:

Options Outstanding			Options Exercisable
Exercise Range	Number Outstanding	Historical Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number Exercisable	Historical Weighted Average Exercise Price
$0.82 - $1.93	7,000	$1.91	4.84	7,000	$1.91
$1.93 - $2.76	1,873,823	$2.38	6.42	1,267,829	$2.28
$2.76 - $8.84	5,434,816	$4.31	7.46	3,208,513	$4.21
	7,315,639	$3.81	7.20	4,483,342	$3.66